Lease - Schedule Of Future Minimum Rental Payments For Operating Leases (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 3,338
2024	1,967
2025	1,285
2026	1,295
2027	478
Total	8,363
Less imputed interest	251
Present value of net future minimum lease payments	8,112
Less operating lease liabilities-current	3,204
Long-term operating lease liabilities	$ 4,908
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current